Fair Value of Financial Instruments - Preferred Stock Warrants Liability (Details) - Preferred Stock Warrants Liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 994
Change in fair value	(123)
Ending balance	$ 871